INVESTMENT IN JOINT VENTURE (Details 2)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2021 CAD ($)	Aug. 03, 2021 CAD ($)	Aug. 03, 2021 USD ($)
INVESTMENT IN JOINT VENTURE (Details)
Total current assets	$ 4,851,000			$ 5,825,000
Total non-current assets	38,067,000			38,067,000
Total current liabilities	(134,000)			(181,000)
Total non-current liabilities	$ 0			$ 0
Total net assets		$ 42,784	$ 42,784,000		$ 43,711